Assets held for sale and discontinued operations (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Classification of Assets Held For Sale

The Company has classified certain assets such as aircraft and buildings as held for sale as these assets are ready for immediate sale and management expects these assets to be sold within one year.

	July 31, 2012		April 30, 2012
	# Aircraft		# Aircraft
Aircraft held for sale:
Book value, beginning of period	18	$79,293	12	$31,782
Classified as held for sale, net of impairment	3	(3,168)	19	82,377
Sales	(1)	(10,208)	(10)	(21,147)
Reclassified as held for use	(1)	(3,386)	(3)	(12,740)
Foreign exchange	—	(1,722)	—	(979)

Aircraft held for sale	19	60,809	18	79,293

Building held for sale	—	526	—	520

Total assets held for sale		$61,335		$79,813

The Company has classified certain assets as held for sale as the assets are ready for immediate sale and management expects these assets to be sold within one year.

	2012		2011
	# Aircraft		# Aircraft

Aircraft held for sale:
Book value, beginning of year	12	$31,782	25	$46,973
Classified as held for sale, net of impairment	19	82,377	10	25,044
Sales	(10)	(21,147)	(18)	(22,692)
Reclassified as held for use	(3)	(12,740)	(5)	(19,121)
Foreign exchange		(979)		1,578

Aircraft held for sale	18	79,293	12	31,782

Buildings held for sale	—	520	—	3,407

Discontinued operations	—	—	—	14,610

Total assets held for sale		$79,813		$49,799

Classification of Discontinued Operations

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Revenue	$6,063	$7,049	$7,820
Direct costs	(9,319)	(9,696)	(8,403)
Amortization	(16)	(1,277)	(1,726)
Impairment of held for sale assets	(12,608)	—	—
Loss on disposal	(210)	—	—

Operating loss	(16,090)	(3,924)	(2,309)
Financing income (charges)	(17)	(436)	325
Income tax recovery	—	1,158	548

Loss from discontinued operations	$(16,107)	$(3,202)	$(1,436)